Condensed Consolidating Balance Sheet Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 588,503	$ 638,841	$ 599,894	$ 742,095
Other current assets	126,612	102,086
Accounts receivable from parent or subsidiaries	1,171	12,638
Total current assets	716,286	753,565
Theatre properties and equipment - net	1,505,069	1,450,812
Other assets	1,906,277	1,928,739
Total assets	4,127,632	4,133,116
Current liabilities
Current portion of long-term debt	8,405	8,423
Current portion of capital lease obligations	18,780	16,494
Accounts payable and accrued expenses	411,984	388,966
Total current liabilities	439,169	413,883
Long-term liabilities
Long-term debt, less current portion	1,772,930	1,783,155
Capital lease obligations, less current portion	208,952	201,978
Other long-term liabilities and deferrals	593,330	597,377
Total long-term liabilities	$ 2,575,212	$ 2,582,510
Commitments and contingencies
Cinemark USA, Inc.'s stockholder's equity:
Common stock	$ 49,543	$ 49,543
Other stockholder's equity	1,052,603	1,076,851
Total Cinemark USA, Inc. stockholder's equity	1,102,146	1,126,394
Noncontrolling interests	11,105	10,329
Total equity	1,113,251	1,136,723	1,104,281	1,096,212
Total liabilities and equity	4,127,632	4,133,116
Parent Company
Current assets
Cash and cash equivalents	141,364	129,505	62,065	305,627
Other current assets	78,797	126,091
Accounts receivable from parent or subsidiaries	212,299	277,823
Total current assets	432,460	533,419
Theatre properties and equipment - net	539,082	498,446
Investment in subsidiaries	1,326,790	1,260,333
Other assets	1,402,062	1,389,912
Total assets	3,700,394	3,682,110
Current liabilities
Current portion of long-term debt	7,000	7,000
Current portion of capital lease obligations	6,426	5,411
Accounts payable and accrued expenses	197,268	259,973
Total current liabilities	210,694	272,384
Long-term liabilities
Long-term debt, less current portion	1,868,763	1,777,581
Capital lease obligations, less current portion	114,513	103,786
Other long-term liabilities and deferrals	404,278	401,965
Total long-term liabilities	$ 2,387,554	$ 2,283,332
Commitments and contingencies
Cinemark USA, Inc.'s stockholder's equity:
Common stock	$ 49,543	$ 49,543
Other stockholder's equity	1,052,603	1,076,851
Total Cinemark USA, Inc. stockholder's equity	1,102,146	1,126,394
Total equity	1,102,146	1,126,394
Total liabilities and equity	3,700,394	3,682,110
Subsidiary Guarantors
Current assets
Cash and cash equivalents	95,865	74,643	175,758	193,863
Other current assets	18,407	18,471
Total current assets	114,272	93,114
Theatre properties and equipment - net	614,821	575,652
Investment in subsidiaries	293,900	380,365
Other assets	135,022	140,320
Total assets	1,158,015	1,189,451
Current liabilities
Current portion of capital lease obligations	9,962	9,125
Accounts payable and accrued expenses	123,759	105,761
Accounts payable to parent and/or subsidiaries	23,965	84,555
Total current liabilities	157,686	199,441
Long-term liabilities
Capital lease obligations, less current portion	67,440	75,416
Other long-term liabilities and deferrals	77,774	79,116
Total long-term liabilities	$ 145,214	$ 154,532
Commitments and contingencies
Cinemark USA, Inc.'s stockholder's equity:
Common stock	$ 457,369	$ 457,369
Other stockholder's equity	397,746	378,109
Total Cinemark USA, Inc. stockholder's equity	855,115	835,478
Total equity	855,115	835,478
Total liabilities and equity	1,158,015	1,189,451
Subsidiary Non-Guarantors
Current assets
Cash and cash equivalents	351,274	434,693	$ 362,071	$ 242,605
Other current assets	61,432	67,826
Total current assets	412,706	502,519
Theatre properties and equipment - net	351,166	376,714
Other assets	475,187	401,783
Total assets	1,239,059	1,281,016
Current liabilities
Current portion of long-term debt	1,405	1,423
Current portion of capital lease obligations	2,392	1,958
Accounts payable and accrued expenses	116,353	125,638
Accounts payable to parent and/or subsidiaries	187,163	180,630
Total current liabilities	307,313	309,649
Long-term liabilities
Long-term debt, less current portion	9,534	7,442
Capital lease obligations, less current portion	26,999	22,776
Other long-term liabilities and deferrals	118,533	125,600
Total long-term liabilities	$ 155,066	$ 155,818
Commitments and contingencies
Cinemark USA, Inc.'s stockholder's equity:
Common stock	$ 10,240	$ 10,219
Other stockholder's equity	755,335	795,001
Total Cinemark USA, Inc. stockholder's equity	765,575	805,220
Noncontrolling interests	11,105	10,329
Total equity	776,680	815,549
Total liabilities and equity	1,239,059	1,281,016
Eliminations
Current assets
Other current assets	(32,024)	(110,302)
Accounts receivable from parent or subsidiaries	(211,128)	(265,185)
Total current assets	(243,152)	(375,487)
Investment in subsidiaries	(1,620,690)	(1,640,698)
Other assets	(105,994)	(3,276)
Total assets	(1,969,836)	(2,019,461)
Current liabilities
Accounts payable and accrued expenses	(25,396)	(102,406)
Accounts payable to parent and/or subsidiaries	(211,128)	(265,185)
Total current liabilities	(236,524)	(367,591)
Long-term liabilities
Long-term debt, less current portion	(105,367)	(1,868)
Other long-term liabilities and deferrals	(7,255)	(9,304)
Total long-term liabilities	$ (112,622)	$ (11,172)
Commitments and contingencies
Cinemark USA, Inc.'s stockholder's equity:
Common stock	$ (467,609)	$ (467,588)
Other stockholder's equity	(1,153,081)	(1,173,110)
Total Cinemark USA, Inc. stockholder's equity	(1,620,690)	(1,640,698)
Total equity	(1,620,690)	(1,640,698)
Total liabilities and equity	$ (1,969,836)	$ (2,019,461)